Note 2 - Investment Securities (Detail) - Sales of Securities (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from sales of securities	$ 19,215,075	$ 54,326,191	$ 0
Gross gains from sales of securities	$ 104,600	$ 1,472,528	$ 0